Employee Benefits Expenses - Details of Employee Benefit Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits expenses
Wages and salaries	€ 1,994	€ 2,056	€ 2,116
Social security expenses	738	745	770
Other employee benefits	144	110	37
Employee benefits expenses	2,876	2,911	2,923
Costs and provisions for temp work	0	0	0
Miscellaneous expenses for personnel and other labor-related services rendered:
Charges for termination benefit incentives	8	28	10
Corporate restructuring expenses	216	680	156
Other	5	7	17
Miscellaneous expenses for personnel and other labor-related services rendered	229	715	183
Total	€ 3,105	€ 3,626	€ 3,106